UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2006
                                               ------------------------

Check here if Amendment [_]; Amendment Number:
                                               ---------------------------------
     This Amendment (Check only one.):      [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Emigrant Bancorp, Inc.
                     -------------------------------
Address:             5 East 42nd Street
                     -------------------------------
                     New York, New York 10017
                     -------------------------------


Form 13F File Number: 28-11281
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          John R. Hart
               --------------------------------------
Title:         Vice Chairman and Treasurer
               --------------------------------------
Phone:         212-850-4831
               --------------------------------------

Signature, Place, and Date of Signing:

             /s/ John R. Hart       New York, New York        May 15, 2006
             ------------------     --------------------      ----------------
             [Signature]            [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                               3
                                            -----------------------------------
Form 13F Information Table Entry Total:                         21
                                            -----------------------------------
Form 13F Information Table Value Total:                     19,898
                                            -----------------------------------
                                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.     Form 13F File Number         Name
-------   --------------------         -----------------------------------------
   1            28-11238               New York Private Bank & Trust Corporation
   2            28-11216               Emigrant Bank
   3            28-11294               Emigrant Agency, Inc.


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

FORM 13F INFORMATION TABLE
       3/31/2006

             COLUMN 1                   COLUMN 2    COLUMN 3      COLUMN 4                   COLUMN 5             COLUMN 6
-------------------------------------------------------------------------------------------------------------------------------
                                        TITLE OF                    VALUE        SHRS OR       SH/       PUT/    INVESTMENT
          NAME OF ISSUER                 CLASS        CUSIP        (X$1000)      PRN AMT       PRN       CALL    DISCRETION
-------------------------------------------------------------------------------------------------------------------------------
Central Bancorp Inc/MA                   Common     152418109    $  1,430.34       49,322       SH                Defined
Citigroup Inc                            Common     172967101    $ 18,925.06      400,700       SH                Defined
Dime Bancorp Inc New                     Common     25429Q110    $     63.33      372,500       SH                Defined
Mechanical Technology Inc                Common     583538103    $    645.00      172,000       SH                Defined
New York Community Bancorp Inc           Common     649445103    $ 16,516.10      942,700       SH                Defined
North Fork Bancorporation Inc            Common     659424105    $ 10,811.25      375,000       SH                Defined
-------------------------------------------------------------------------------------------------------------------------------
BankAtlantic Bancorp Inc                 Common     065908501    $  2,806.05      195,000       SH                Defined
Bankunited Financial Corp                Common     06652B103    $  5,678.40      210,000       SH                Defined
Citigroup Inc                            Common     172967101    $ 57,856.75    1,225,000       SH                Defined
Fifth Third Bancorp                      Common     316773100    $  5,805.60      147,500       SH                Defined
First Republic Bank/San Francisco CA     Common     336158100    $  2,261.64       59,800       SH                Defined
Mechanical Technology Inc                Common     583538103    $     41.25       11,000       SH                Defined
3M Co                                    Common     88579Y101    $  9,082.80      120,000       SH                Defined
Sovereign Bancorp Inc                    Common     845905108    $ 46,668.30    2,130,000       SH                Defined
-------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp                     Common     060505104    $  3,984.75       87,500       SH                Defined
Bank of New York Co Inc/The              Common     064057102    $  1,773.17       49,200       SH                Defined
Citigroup Inc                            Common     172967101    $  3,542.25       75,000       SH                Defined
Dime Bancorp Inc New                     Common     25429Q110    $      8.50       50,000       SH                Defined
JPMorgan Chase & Co                      Common     46625H100    $  2,902.31       69,700       SH                Defined
Lev Pharmaceuticals Inc                  Common     52730C101    $      6.53        9,600       SH                Defined
Microsoft Corp                           Common     594918104    $  1,088.40       40,000       SH                Defined





             COLUMN 1                   COLUMN 7        COLUMN 8
--------------------------------------------------------------------------
                                         OTHER         VOTING AUTHORITY
          NAME OF ISSUER                MANAGERS    SOLE    SHARED    NONE
--------------------------------------------------------------------------
Central Bancorp Inc/MA                     1,2,3     X
Citigroup Inc                              1,2,3     X
Dime Bancorp Inc New                       1,2,3     X
Mechanical Technology Inc                  1,2,3     X
New York Community Bancorp Inc             1,2,3     X
North Fork Bancorporation Inc              1,2,3     X
----------------------------------------------------------------------------
BankAtlantic Bancorp Inc                     1,2     X
Bankunited Financial Corp                    1,2     X
Citigroup Inc                                1,2     X
Fifth Third Bancorp                          1,2     X
First Republic Bank/San Francisco CA         1,2     X
Mechanical Technology Inc                    1,2     X
3M Co                                        1,2     X
Sovereign Bancorp Inc                        1,2     X
----------------------------------------------------------------------------
Bank of America Corp                         1,2     X
Bank of New York Co Inc/The                  1,2     X
Citigroup Inc                                1,2     X
Dime Bancorp Inc New                         1,2     X
JPMorgan Chase & Co                          1,2     X
Lev Pharmaceuticals Inc                      1,2     X
Microsoft Corp                               1,2     X
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